Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

January 6, 2011

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

Post-Effective Amendment No. 176 to Registration Statement

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of each Fund’s prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust’s most recent post-effective amendment (Post-Effective Amendment 176 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) for Wells Fargo Advantage North Carolina Tax-Free Fund, the form of the Fund’s Statements of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Statement of Additional Information contained in the Trust’s Amendment. The text of the Amendment was filed electronically via EDGAR on December 23, 2010.

If you have any questions, please contact Maureen Towle at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage North Carolina Tax-Free Fund
Wells Fargo Advantage Adjustable Rate Government Fund
Wells Fargo Advantage Government Securities Fund
Wells Fargo Advantage High Income Fund
Wells Fargo Advantage High Yield Bond Fund
Wells Fargo Advantage Income Plus Fund
Wells Fargo Advantage Short Duration Government Bond Fund
Wells Fargo Advantage Short-Term Bond Fund
Wells Fargo Advantage Short-Term High Yield Bond Fund
Wells Fargo Advantage Ultra Short-Term Income Fund